Intangible Assets - Summary of Classification of Amortization in Statements of Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Amortization	₩ 1,748	₩ 1,137	₩ 905
Cost of revenues
Disclosure of detailed information about intangible assets [line items]
Amortization	737	479	101
Selling, general and administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization	931	597	745
Research and development
Disclosure of detailed information about intangible assets [line items]
Amortization	₩ 80	₩ 61	₩ 59